Shareholder Report, Holdings (Details)	Aug. 31, 2026
Thornburg Core Plus Bond ETF | U.S. Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%	[1]
Thornburg Core Plus Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[1]
Thornburg Core Plus Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[1]
Thornburg Core Plus Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[1]
Thornburg Core Plus Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%	[1]
Thornburg Core Plus Bond ETF | Below Invest. Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
Thornburg Core Plus Bond ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
Thornburg Core Plus Bond ETF | Cash Equivalents & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
Thornburg International Equity ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Thornburg International Growth ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Thornburg International Growth ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Thornburg International Growth ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.30%
Thornburg Multi Sector Bond ETF | U.S. Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%	[2]
Thornburg Multi Sector Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%	[2]
Thornburg Multi Sector Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
Thornburg Multi Sector Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2]
Thornburg Multi Sector Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[2]
Thornburg Multi Sector Bond ETF | Below Invest. Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[2]
Thornburg Multi Sector Bond ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
Thornburg Multi Sector Bond ETF | Cash Equivalents & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
Thornburg Premium Income Builder ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Thornburg Premium Income Builder ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Thornburg Premium Income Builder ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%

[1]	Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)
[2]	Credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Services, both of which are independent, nationally recognized statistical rating organizations. If a credit rating for an investment is not available from either S&P or Moody’s, then the Fund’s investment advisor will determine the credit quality of the investment. Investments are considered to be investment grade if they are rated within the four highest grades by S&P or Moody’s (BBB/Baa or higher) or, if no credit rating is available, have been judged to be of comparable quality by the Fund’s investment advisor. (NR = Not Rated)